INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS (Tables)	6 Months Ended
Jun. 30, 2025
Real Estate [Abstract]
Schedule of Carrying Amount of Investment Real Estate, Net
The carrying amounts of investment real estate, net of accumulated depreciation, and real estate partnerships by property-type are as follows:

AS OF JUN. 30, 2025 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate(1)		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$135	5%	$97	2%
Industrial	58	2%	77	2%
Land	492	19%	37	1%
Office	305	12%	1,924	45%
Retail	211	8%	1,497	36%
Apartments	46	2%	411	10%
Single family residential	1,330	51%	—	—%
Other	16	1%	162	4%
Total	$2,593	100%	$4,205	100%

AS OF DEC. 31, 2024 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate(1)		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$135	6%	$108	3%
Industrial	14	1%	83	2%
Land	288	11%	35	1%
Office	338	14%	2,090	61%
Retail	186	8%	705	21%
Apartments	47	2%	267	8%
Single family residential	1,343	57%	—	—%
Other	15	1%	150	4%
Total	$2,366	100%	$3,438	100%
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(1)Investment real estate for single family residential property is fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.